Consolidated Statements Of Comprehensive Income ¥ in Millions, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Revenues:
Total revenues	¥ 134,598	$ 18,958	¥ 123,675	¥ 124,493
Operating costs and expenses:
Cost of revenues	65,031	9,159	63,935	64,314
Selling, general and administrative	23,519	3,314	20,514	24,723
Research and development	24,192	3,407	23,315	24,938
Total operating costs and expenses	112,742	15,880	107,764	113,975
Operating profit	21,856	3,078	15,911	10,518
Other income (loss):
Interest income	8,009	1,128	6,245	5,551
Interest expense	(3,248)	(457)	(2,913)	(3,421)
Foreign exchange gain (loss), net	595	84	(1,484)	100
Share of losses from equity method investments	(3,799)	(535)	(1,910)	(932)
Others, net	1,785	252	(5,737)	(1,038)
Total other income (loss), net	3,342	472	(5,799)	260
Income before income taxes	25,198	3,550	10,112	10,778
Income taxes	3,649	514	2,578	3,187
Net income	21,549	3,036	7,534	7,591
Less: net (loss) income attributable to noncontrolling interests	1,234	175	(25)	(2,635)
Net income attributable to Baidu, Inc.	20,315	2,861	7,559	10,226
Other comprehensive (loss) income:
Foreign currency translation adjustments	(913)	(129)	(751)	(88)
Unrealized losses on available-for-sale investments, net of reclassification	(201)	(28)	(392)	(190)
Unrealized gains (losses) on derivatives	(422)	(59)	1,266	149
Other comprehensive (loss) income, net of tax	(1,536)	(216)	123	(129)
Comprehensive income	20,013	2,820	7,657	7,462
Less: comprehensive (loss) income attributable to noncontrolling interests	1,139	160	(456)	(2,557)
Comprehensive income attributable to Baidu, Inc.	¥ 18,874	$ 2,660	¥ 8,113	¥ 10,019
Common Class A and Class B
Earnings per shares:
Basic | (per share)	¥ 6.98	$ 0.98	¥ 2.5	¥ 3.58
Diluted | (per share)	¥ 6.89	$ 0.97	¥ 2.48	¥ 3.51
Weighted average number of Class A and Class B ordinary shares outstanding
Basic	2,807	2,807	2,782	2,758
Diluted	2,837	2,837	2,809	2,814
Class A Ordinary Shares
Earnings per shares:
Basic | (per share)	¥ 6.98	$ 0.98	¥ 2.5	¥ 3.58
Diluted | (per share)	¥ 6.89	$ 0.97	¥ 2.48	¥ 3.51
Weighted average number of Class A and Class B ordinary shares outstanding
Basic	2,278	2,278	2,232	2,198
Diluted	2,837	2,837	2,809	2,814
Class A Ordinary Shares | American Depositary Shares
Earnings per shares:
Basic | (per share)	¥ 55.83	$ 7.86	¥ 20.02	¥ 28.64
Diluted | (per share)	¥ 55.08	$ 7.76	¥ 19.85	¥ 28.07
Online Marketing Services
Revenues:
Total revenues	¥ 81,203	$ 11,437	¥ 74,711	¥ 80,695
Others
Revenues:
Total revenues	¥ 53,395	$ 7,521	¥ 48,964	¥ 43,798